Interim Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 1,424,211	$ 1,379,434	$ 470,335
Restricted cash		510,156
Accounts receivable, net	2,499,902	1,506,894	2,532,551
Inventories, net	10,503,790	8,592,767	5,737,781
Short-term investments			56,768
Prepaid expenses and other current assets	4,428,402	7,689,423	7,307,478
Assets held for sale		1,527,589
Total current assets	18,856,305	21,206,263	16,104,913
Property and equipment, net	795,059	728,438	1,080,747
Intangible assets, net	568,307	871,044	1,916,362
Operating lease right-of-use assets, net	882,207	1,037,883	569,462
Deferred tax assets	179,293	175,960
Total Assets	21,281,171	24,019,588	19,671,484
Current liabilities:
Accounts payable	1,603,490	2,217,720	929,816
Advances from customers	1,476,711	1,843,976	1,555,424
Other current payables	4,875,499	1,798,252	370,913
VAT payable	715,365	550,439	6,078,846
Taxes payable	605,130	383,719	2,372,646
Amounts due to related parties	191,739	712,410
Short-term Loan	1,635,082	132,777
Convertible note payable, net	51,225	12,820
Liabilities held for sale		5,486,344
Operating lease liabilities, current	929,017	768,544	362,720
Total current liabilities	12,083,258	13,907,001	13,341,736
Long-term Loan	168,718	236,513	140,847
Operating lease liabilities, non-current	415,821	554,366	298,961
Other payables			11,320
Total liabilities	12,667,797	14,697,880	13,792,864
Commitments and contingencies
Equity:
Common stock* (par value of $0.001 per share, 50,000,000 shares authorized, 8,630,000 and 6,400,000 ordinary shares issued as of December 31, 2024 and 2023, respectively; 7,780,000and 6,400,000 ordinary shares outstanding as of December 31, 2024 and 2023, respectively)	11,893	8,630	6,400
Additional paid-in capital	9,779,056	8,781,273	3,013,333
Retained earnings	(1,055,235)	644,930	2,490,044
Accumulated other comprehensive income	(401,540)	(577,762)	(377,790)
Statutory reserve	279,200	464,637	521,566
Total LOBO EV Technologies LTD’s shareholders’ equity	8,613,374	9,321,708	5,653,553
Non-controlling interest			225,067
Total Equity	8,613,374	9,321,708	5,878,620
Total Liabilities and Equity	21,281,171	24,019,588	19,671,484
Related Party [Member]
Current liabilities:
Amounts due to related parties	$ 191,739	$ 712,410	$ 1,671,371